Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Deficit - USD ($)	Total	Common Stock	Treasury Stock	Stockholder Notes	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Mezzanine Equity	Mezzanine Equity Series E Convertible Redeemable Preferred Stock [Member]	Mezzanine Equity Series E Two Redeemable Convertible Preferred Stock Warrants [Member]	Convertible Redeemable Preferred Stock Preferred Stock	Convertible Redeemable Preferred Stock Preferred Stock Series E Convertible Redeemable Preferred Stock [Member]	Convertible Redeemable Preferred Stock Preferred Stock Series E Three Redeemable Convertible Preferred Stock [Member]	Convertible Redeemable Preferred Stock Preferred Stock Series B Redeemable Convertible Preferred Stock Warrants [Member]	Exercise Of Warrants [Member]	Exercise Of Warrants [Member] Common Stock	Exercise Of Warrants [Member] Additional Paid-in Capital	Conversion Of Common Stock Into Preferred Stock [Member]	Conversion Of Common Stock Into Preferred Stock [Member] Common Stock	Conversion Of Common Stock Into Preferred Stock [Member] Additional Paid-in Capital	Conversion Of Common Stock Into Preferred Stock [Member] Mezzanine Equity	Exchange Of Non Voting Common Stock Into Preferred Stocks [Member]	Exchange Of Non Voting Common Stock Into Preferred Stocks [Member] Common Stock	Exchange Of Non Voting Common Stock Into Preferred Stocks [Member] Additional Paid-in Capital	Exchange Of Non Voting Common Stock Into Preferred Stocks [Member] Mezzanine Equity	Exchange Of Non Voting Common Stock Into Preferred Stocks [Member] Convertible Redeemable Preferred Stock Preferred Stock	Exercise Of Redeemable Preferred Stock Warrants [Member] Mezzanine Equity Series D Three Redeemable Convertible Preferred Stock [Member]	Exercise Of Redeemable Convertible Preferred Stock Warrants [Member] Convertible Redeemable Preferred Stock Preferred Stock Series E Two Redeemable Convertible Preferred Stock Warrants [Member]	Exercise Of Redeemable Convertible Preferred Stock Warrants [Member] Convertible Redeemable Preferred Stock Preferred Stock Series E Three Redeemable Convertible Preferred Stock [Member]	Settlement Of Liability [Member]	Settlement Of Liability [Member] Common Stock	Settlement Of Liability [Member] Additional Paid-in Capital	Conversion Of Securities [Member] Mezzanine Equity Series E One Redeemable Convertible Stock [Member]	Redemption Of Convertible Notes [Member] Mezzanine Equity Series E Redeemable Convertible Preferred Stock [Member]	Redemption Of Notes [Member] Mezzanine Equity Series E Convertible Redeemable Preferred Stock [Member] I Heart [Member]	Warrants Convertible Into Redeemable Convertible Preferred Stock [Member] Mezzanine Equity Series E Two Redeemable Convertible Preferred Stock Warrants [Member]	Settlement Of Contingent Consideration Liability [Member]	Settlement Of Contingent Consideration Liability [Member] Common Stock	Settlement Of Contingent Consideration Liability [Member] Additional Paid-in Capital	INTERPRIVATE II ACQUISITION CORP [Member]	INTERPRIVATE II ACQUISITION CORP [Member] Additional Paid-in Capital	INTERPRIVATE II ACQUISITION CORP [Member] Accumulated Deficit	INTERPRIVATE II ACQUISITION CORP [Member] Class A Common Stock	INTERPRIVATE II ACQUISITION CORP [Member] Class B Common Stock
Balance at Dec. 31, 2019	$ (292,425,000)	$ 0	$ (608,000)	$ (14,478,000)	$ 63,343,000	$ (340,826,000)	$ 144,000	$ 445,112,000
Balance (in Shares) at Dec. 31, 2019		40,179,223						98,510,406
Issuance of Class B common stock to Sponsor (in Shares)																3,207,974
Sale of 4,616,667 Private Placement Warrants															$ 2,537,000		$ 2,537,000
Stock option exercises	153,000				153,000
Stock option exercises (in Shares)		193,082
Stock-based compensation	2,645,000				2,645,000
Temporary Equity, Stock Issued During Period, Value, New Issues	284,047,000				284,047,000			$ 284,047,000	$ 28,913,000																		$ 287,000						$ 56,609,000	$ 20,667,000	$ 1,563,000	$ 8,055,000
Temporary Equity Stock Issued During Period Shares New Issues		(72,808,237)						72,808,237	11,072,394																		63,158						22,286,925	6,982,108	528,195	6,706,750
Repurchase of common stock	(53,000)		(53,000)
Reclassifications of Temporary to Permanent Equity																		$ 445,398,000	$ 1,000	$ 445,397,000	$ (445,398,000)
Reclassifications Of Temporary To Permanent Equity Shares																			98,573,564		(98,573,564)
Foreign Currency Translation Loss	13,342,000						13,342,000
Net income (loss)	(165,055,000)					(165,055,000)
Balance (in Shares) at Dec. 31, 2020		69,345,606						120,384,609			120,384,609
Balance at Dec. 31, 2020	(277,505,000)	$ 1,000	(661,000)	(14,478,000)	230,028,000	(505,881,000)	13,486,000	$ 399,855,000			$ 399,855,000
Issuance of Class B common stock to Sponsor																																								647				$ 647
Issuance of Class B common stock to Sponsor (in Shares)																																												6,468,750
Issuance costs associated with the sale of Public Units																																								(2,348,298)		(2,348,298)	0
Sale of 4,616,667 Private Placement Warrants																																											0
Issuance of Representative Shares																																								20			$ 20
Issuance of Representative Shares (in Shares)																																											200,000
Accretion of Class A common stock subject to possible redemption																																								(8,805)		(8,805)
Net income (loss)																																								174,342		174,342
Balance (in Shares) at Mar. 31, 2021																																											200,000	6,468,750
Balance at Mar. 31, 2021																																								(2,182,094)		(2,182,761)	$ 20	$ 647
Balance at Dec. 31, 2020	(277,505,000)	$ 1,000	(661,000)	(14,478,000)	230,028,000	(505,881,000)	13,486,000	$ 399,855,000			$ 399,855,000
Balance (in Shares) at Dec. 31, 2020		69,345,606						120,384,609			120,384,609
Issuance of Class B common stock to Sponsor (in Shares)																															327,991
Sale of 4,616,667 Private Placement Warrants																														$ 1,099,000		$ 1,099,000
Stock option exercises	1,300,000				1,300,000
Stock option exercises (in Shares)		12,695,706
RSU settled		831,611
Stock-based compensation	9,420,000				9,420,000
Temporary Equity, Stock Issued During Period, Value, New Issues												$ 616,000										$ 6,382,000		$ 6,382,000		$ 6,382,000		$ 301,000	$ 3,214,000
Temporary Equity Stock Issued During Period Shares New Issues												404,409											(3,609,608)			3,609,608		77,597	995,924
Foreign Currency Translation Loss	(8,095,000)						(8,095,000)
Net income (loss)	(105,259,000)					(105,259,000)																																		(2,585,255)
Balance (in Shares) at Sep. 30, 2021		79,591,306									125,472,147																																200,000	6,468,750
Balance at Sep. 30, 2021	(385,422,000)	$ 1,000	(661,000)	(14,478,000)	235,465,000	(611,140,000)	5,391,000				$ 410,368,000																													(4,969,843)		(4,970,510)	$ 20	$ 647
Balance at Dec. 31, 2020	(277,505,000)	$ 1,000	$ (661,000)	(14,478,000)	230,028,000	(505,881,000)	13,486,000	$ 399,855,000			$ 399,855,000
Balance (in Shares) at Dec. 31, 2020		69,345,606						120,384,609			120,384,609
Issuance of Class B common stock to Sponsor																																								647				$ 647
Issuance of Class B common stock to Sponsor (in Shares)																															327,991													6,468,750
Issuance costs associated with the sale of Public Units																																								(2,263,297)		(2,263,297)
Sale of 4,616,667 Private Placement Warrants																														$ 1,099,000		$ 1,099,000
Issuance of Representative Shares																																								20			$ 20
Issuance of Representative Shares (in Shares)																																											200,000	0
Accretion of Class A common stock subject to possible redemption																																								(156,243)		(156,243)
Stock option exercises	1,365,000				1,365,000
Stock option exercises (in Shares)			12,776,089
RSU settled		898,669
Stock-based compensation	11,468,000				11,468,000
Temporary Equity, Stock Issued During Period, Value, New Issues								$ 3,214,000	$ 616,000	$ 301,000												$ 6,382,000		$ 6,382,000	$ 6,382,000
Temporary Equity Stock Issued During Period Shares New Issues								995,924	404,409	77,597													(3,609,608)		3,609,608
Foreign Currency Translation Loss	(11,203,000)						(11,203,000)
Net income (loss)	(120,063,000)					(120,063,000)																																		(2,619,935)		(2,619,935)
Balance (in Shares) at Dec. 31, 2021		79,738,747						125,472,147			125,472,147																																200,000	6,468,750
Balance at Dec. 31, 2021	401,221,000	$ 1,000	$ (661,000)	(14,478,000)	237,578,000	(625,944,000)	2,283,000	$ 410,368,000			$ 410,368,000																													(5,038,808)		(5,039,475)	$ 20	$ 647
Balance at Mar. 31, 2021																																								(2,182,094)		(2,182,761)	$ 20	$ 647
Balance (in Shares) at Mar. 31, 2021																																											200,000	6,468,750
Accretion of Class A common stock subject to possible redemption																																								(11,775)		(11,775)
Net income (loss)																																								(2,744,112)		(2,744,112)
Balance (in Shares) at Jun. 30, 2021																																											200,000	6,468,750
Balance at Jun. 30, 2021																																								(4,937,981)		(4,938,648)	$ 20	$ 647
Accretion of Class A common stock subject to possible redemption																																								(16,377)		(16,377)
Net income (loss)																																								(15,485)		(15,485)
Balance (in Shares) at Sep. 30, 2021		79,591,306									125,472,147																																200,000	6,468,750
Balance at Sep. 30, 2021	(385,422,000)	$ 1,000	(661,000)	(14,478,000)	235,465,000	(611,140,000)	5,391,000				$ 410,368,000																													(4,969,843)		(4,970,510)	$ 20	$ 647
Balance at Dec. 31, 2021	401,221,000	$ 1,000	(661,000)	(14,478,000)	237,578,000	(625,944,000)	2,283,000	$ 410,368,000			$ 410,368,000																													(5,038,808)		(5,039,475)	$ 20	$ 647
Balance (in Shares) at Dec. 31, 2021		79,738,747						125,472,147			125,472,147																																200,000	6,468,750
Remeasurement in value of common stock subject to redemption																																								(82,286)		(82,286)
Net income (loss)																																								19,172		19,172
Balance (in Shares) at Mar. 31, 2022																																											200,000	6,468,750
Balance at Mar. 31, 2022																																								(5,101,922)		(5,102,589)	$ 20	$ 647
Balance at Dec. 31, 2021	401,221,000	$ 1,000	(661,000)	(14,478,000)	237,578,000	(625,944,000)	2,283,000	$ 410,368,000			$ 410,368,000																													(5,038,808)		(5,039,475)	$ 20	$ 647
Balance (in Shares) at Dec. 31, 2021		79,738,747						125,472,147			125,472,147																																200,000	6,468,750
Issuance of Class B common stock to Sponsor (in Shares)																																						2,919,582
Sale of 4,616,667 Private Placement Warrants																																					$ 4,642,000		$ 4,642,000
Stock option exercises	113,000				113,000
Stock option exercises (in Shares)		176,463
RSU settled		810,967
Stock-based compensation	4,945,000				4,945,000
Temporary Equity, Stock Issued During Period, Value, New Issues													$ 408,000	$ 240,000
Temporary Equity Stock Issued During Period Shares New Issues													248,877	96,831
Foreign Currency Translation Loss	(19,553,000)						(19,553,000)
Net income (loss)	(100,583,000)					(100,583,000)																																		(220,264)
Balance (in Shares) at Sep. 30, 2022		83,645,759									125,817,855																																200,000	6,468,750
Balance at Sep. 30, 2022	(511,657,000)	$ 1,000	(661,000)	(14,478,000)	247,278,000	(726,527,000)	(17,270,000)				$ 411,016,000																													(6,401,750)		(6,402,417)	$ 20	$ 647
Balance at Mar. 31, 2022																																								(5,101,922)		(5,102,589)	$ 20	$ 647
Balance (in Shares) at Mar. 31, 2022																																											200,000	6,468,750
Accretion of Class A common stock subject to possible redemption																																								(87,583)		(87,583)
Net income (loss)																																								9,101		9,101
Balance (in Shares) at Jun. 30, 2022																																											200,000	6,468,750
Balance at Jun. 30, 2022																																								(5,180,404)		(5,181,071)	$ 20	$ 647
Remeasurement in value of common stock subject to redemption																																								(972,809)		(972,809)
Net income (loss)																																								(248,537)		(248,537)
Balance (in Shares) at Sep. 30, 2022		83,645,759									125,817,855																																200,000	6,468,750
Balance at Sep. 30, 2022	$ (511,657,000)	$ 1,000	$ (661,000)	$ (14,478,000)	$ 247,278,000	$ (726,527,000)	$ (17,270,000)				$ 411,016,000																													$ (6,401,750)		$ (6,402,417)	$ 20	$ 647